Taxes - Schedule of Reconciliation of the Income Tax Benefits at Statutory Federal Rate (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Schedule of Reconciliation of the Income Tax Benefits at Statutory Federal Rate [Abstract]
Income tax benefits at the Statutory federal rate, amount	$ (58,887)	$ (476,812)
Income tax benefits at the Statutory federal rate, percentage	21.00%	21.00%
Income tax benefits at the State tax rate, net of statutory federal effect, amount	$ (24,789)	$ (200,715)
Income tax benefits at the State tax rate, net of statutory federal effect, percentage	8.84%	8.80%
Effects of tax rates in foreign jurisdictions, amount	$ 174,439	$ 212,143
Effects of tax rates in foreign jurisdictions, percentage	(62.20%)	(9.30%)
Nondeductible expenses, amount	$ 25,261	$ 310,608
Nondeductible expenses, percentage	(9.00%)	(13.70%)
Utilization of net operation losses brought forward, amount	$ (116,024)	$ 154,776
Utilization of net operation losses brought forward, percentage	41.40%	(6.80%)
Changes in valuation allowance, amount
Changes in valuation allowance, percentage
Total income tax expense, amount
Total income tax expense, percentage